General and Administrative Expenses - Summary of General and Administrative Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Material expense [Abstract]
Personnel expenses	¥ 864,396	¥ 833,755	¥ 785,547
Depreciation and amortization	171,043	172,496	157,672
Rent and lease expenses	117,400	115,425	117,482
Building and maintenance expenses	11,167	10,657	13,966
Supplies expenses	16,902	16,694	16,628
Communication expenses	38,171	37,250	36,634
Publicity and advertising expenses	80,464	79,570	79,453
Taxes and dues	83,976	85,967	76,695
Outsourcing expenses	96,733	96,063	91,837
Premiums for deposit insurance	37,938	38,180	36,175
Office equipment expenses	54,708	49,127	47,621
Others	240,223	216,951	246,553
Total general and administrative expenses	¥ 1,813,121	¥ 1,752,135	¥ 1,706,263